Convertible Preferred Shares - Disclosure of Preferred Shares Issued Pursuant to Subscription Agreement (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
Series A One Preferred Stock [Member]
Disclosure of Preferred Shares Issued Pursuant To Subscription Agreement [Line Items]
Total number of Preferred Shares issue | shares	132,057,583
Subscription price total | $	$ 6,000
Series A One Preferred Stock [Member] | July 26, 2016 to July 28, 2016 [Member]
Disclosure of Preferred Shares Issued Pursuant To Subscription Agreement [Line Items]
Total number of Preferred Shares issue | shares	88,038,389
Subscription price per share | $ / shares	$ 0.04543
Subscription price total | $	$ 4,000
Series A One Preferred Stock [Member] | January 31, 2019 [Member]
Disclosure of Preferred Shares Issued Pursuant To Subscription Agreement [Line Items]
Total number of Preferred Shares issue | shares	44,019,194
Subscription price per share | $ / shares	$ 0.04543
Subscription price total | $	$ 2,000
Series A Two Preferred Stock [Member] | July 21, 2017 to July 25, 2017 [Member]
Disclosure of Preferred Shares Issued Pursuant To Subscription Agreement [Line Items]
Total number of Preferred Shares issue | shares	73,371,157
Subscription price per share | $ / shares	$ 0.05111
Subscription price total | $	$ 3,750
Series B Preferred Shares [Member]
Disclosure of Preferred Shares Issued Pursuant To Subscription Agreement [Line Items]
Total number of Preferred Shares issue | shares	297,352,949
Subscription price total | $	$ 99,000
Series B Preferred Shares [Member] | September 19, 2018 to December 27, 2018 [Member]
Disclosure of Preferred Shares Issued Pursuant To Subscription Agreement [Line Items]
Total number of Preferred Shares issue | shares	260,709,579
Subscription price per share | $ / shares	$ 0.3329
Subscription price total | $	$ 86,800
Series B Preferred Shares [Member] | January 8, 2019 to March 25, 2019 [Member]
Disclosure of Preferred Shares Issued Pursuant To Subscription Agreement [Line Items]
Total number of Preferred Shares issue | shares	36,643,370
Subscription price per share | $ / shares	$ 0.3329
Subscription price total | $	$ 12,200
Series C Preferred Shares [Member]
Disclosure of Preferred Shares Issued Pursuant To Subscription Agreement [Line Items]
Total number of Preferred Shares issue | shares	256,449,944
Subscription price total | $	$ 124,250
Series C Preferred Shares [Member] | September 10, 2020 to September 30, 2020 [Member]
Disclosure of Preferred Shares Issued Pursuant To Subscription Agreement [Line Items]
Total number of Preferred Shares issue | shares	141,692,465
Subscription price per share | $ / shares	$ 0.4845
Subscription price total | $	$ 68,650
Series C Preferred Shares [Member] | October 5, 2020 to November 5, 2020 [Member]
Disclosure of Preferred Shares Issued Pursuant To Subscription Agreement [Line Items]
Total number of Preferred Shares issue | shares	114,757,479
Subscription price per share | $ / shares	$ 0.4845
Subscription price total | $	$ 55,600